                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)



Description                                                          SHARES             VALUE

Common Stocks   59.7%
AEROSPACE & DEFENSE   1.3%
                Northrop Grumman Corp.                                1,649,500      $  112,281,465
                Raytheon Co.                                          2,354,300         113,029,943
                                                                                     --------------
                                                                                        225,311,408
                                                                                     --------------

Asset Management & Custody Banks   0.5%
                State Street Corp.                                    1,477,600          92,202,240
                                                                                     --------------

Automobile Manufacturers   0.5%
                Honda Motor Co., Ltd. - ADR (Japan)                   2,733,900          91,941,057
                                                                                     --------------

Biotechnology   0.3%
                Applera Corp.                                         1,469,870          48,667,396
                                                                                     --------------

Broadcasting & Cable TV   1.4%
                Clear Channel Communications, Inc.                    5,848,593         168,731,908
                Comcast Corp., Class A (a)                            1,906,200          70,243,470
                                                                                     --------------
                                                                                        238,975,378
                                                                                     --------------

Communications Equipment   0.4%
                Motorola, Inc.                                        2,658,900          66,472,500
                                                                                     --------------

Computer Hardware   0.2%
                Hewlett-Packard Co.                                   1,018,200          37,357,758
                                                                                     --------------

Department Stores   0.4%
                Kohl's Corp. (a)                                        931,100          60,447,012
                                                                                     --------------

Distillers & Vintners   0.5%
                Diageo PLC - ADR (United Kingdom)                     1,252,400          88,970,496
                                                                                     --------------

Diversified Chemicals   2.7%
                Bayer AG - ADR (Germany)                              6,707,700         341,757,315
                Du Pont (E.I.) de Nemours & Co.                       3,095,600         132,615,504
                                                                                     --------------
                                                                                        474,372,819
                                                                                     --------------

Electric Utilities   2.2%
                American Electric Power Co., Inc.                     2,627,700          95,569,449
                Entergy Corp.                                         2,095,400         163,923,142
                FirstEnergy Corp.                                     2,113,200         118,043,352
                                                                                     --------------
                                                                                        377,535,943
                                                                                     --------------

Food Retail   0.5%
                Kroger Co.                                            1,206,800          27,925,352
                Safeway, Inc.                                           921,400          27,964,490
                SUPERVALU, Inc.                                         988,900          29,320,885
                                                                                     --------------
                                                                                         85,210,727
                                                                                     --------------


Gold   0.7%
                Newmont Mining Corp.                                  2,683,700         114,728,175
                                                                                     --------------

Health Care Distributors   0.1%
                McKesson Corp.                                          469,630          24,758,894
                                                                                     --------------

Health Care Equipment   0.4%
                Baxter International, Inc.                            1,686,223          76,655,697
                                                                                     --------------

Household Products   0.8%
                Kimberly-Clark Corp.                                    357,100          23,340,056
                Procter & Gamble Co.                                  1,988,900         123,272,022
                                                                                     --------------
                                                                                        146,612,078
                                                                                     --------------

Hypermarkets & Super Centers   1.1%
                Wal-Mart Stores, Inc.                                 3,871,800         190,957,176
                                                                                     --------------

Industrial Conglomerates   2.5%
                General Electric Co.                                  7,835,200         276,582,560
                Siemens AG - ADR (Germany)                            1,815,300         158,112,630
                                                                                     --------------
                                                                                        434,695,190
                                                                                     --------------

Industrial Machinery   0.3%
                Ingersoll-Rand Co., Class A (Bermuda)                 1,148,820          43,632,184
                                                                                     --------------

Insurance Brokers   1.3%
                Marsh & McLennan Co., Inc.                            8,166,200         229,878,530
                                                                                     --------------

Integrated Oil & Gas   2.3%
                BP PLC - ADR (United Kingdom)                           351,200          23,031,696
                ConocoPhillips                                        2,456,300         146,223,539
                Exxon Mobil Corp.                                     1,073,500          72,031,850
                Royal Dutch Shell PLC - ADR (United Kingdom)          2,489,900         164,582,390
                                                                                     --------------
                                                                                        405,869,475
                                                                                     --------------

Integrated Telecommunication Services   3.9%
                Embarq Corp.                                          1,169,643          56,575,632
                France Telecom - ADR (France)                         4,434,300         103,363,533
                Sprint Nextel Corp.                                  14,026,511         240,554,664
                Verizon Communications, Inc.                          7,275,612         270,143,473
                                                                                     --------------
                                                                                        670,637,302
                                                                                     --------------

Internet Retail   0.1%
                Amazon.com, Inc. (a)                                    743,300          23,874,796
                                                                                     --------------

Investment Banking & Brokerage   2.4%
                Charles Schwab Corp.                                  9,282,740         166,161,046
                Goldman Sachs Group, Inc.                               248,300          42,004,911
                Merrill Lynch & Co., Inc.                             2,706,100         211,671,142
                                                                                     --------------
                                                                                        419,837,099
                                                                                     --------------

Life & Health Insurance   0.3%
                Aegon NV ADR (Netherlands)                            2,649,800          49,736,746
                                                                                     --------------


Managed Health Care   0.5%
                Cigna Corp.                                             700,000          81,424,000
                                                                                     --------------

Movies & Entertainment   2.6%
                Time Warner, Inc.                                    13,382,000         243,953,860
                Viacom, Inc., Class B (a)                             3,770,400         140,183,472
                Walt Disney Co.                                       2,485,500          76,826,805
                                                                                     --------------
                                                                                        460,964,137
                                                                                     --------------

Multi-line Insurance   0.6%
                Hartford Financial Services Group, Inc.               1,182,000         102,538,500
                                                                                     --------------

Oil & Gas Equipment & Services   0.7%
                Schlumberger, Ltd. (Netherlands Antilles)             1,853,400         114,966,402
                                                                                     --------------

Oil & Gas Storage & Transportation   0.4%
                Williams Cos., Inc.                                   3,000,000          71,610,000
                                                                                     --------------

Other Diversified Financial Services   5.0%
                Bank of America Corp.                                 2,907,095         155,733,079
                Citigroup, Inc.                                       6,604,100         328,025,647
                JPMorgan Chase & Co.                                  8,300,045         389,770,113
                                                                                     --------------
                                                                                        873,528,839
                                                                                     --------------

Packaged Foods & Meats   1.8%
                Cadbury Schweppes PLC - ADR (United Kingdom)          2,871,519         122,814,868
                Conagra Foods, Inc.                                   1,946,600          47,652,768
                Unilever NV ADR (Netherlands)                         6,083,000         149,276,820
                                                                                     --------------
                                                                                        319,744,456
                                                                                     --------------

Pharmaceuticals   9.9%
                Abbott Laboratories                                   4,931,300         239,463,928
                Bristol-Myers Squibb Co.                              7,803,800         194,470,696
                Eli Lilly & Co.                                       4,636,600         264,286,200
                GlaxoSmithKline PLC - ADR (United Kingdom)            1,974,000         105,076,020
                Pfizer, Inc.                                          6,148,700         174,377,132
                Roche Holdings AG - ADR (Switzerland)                 2,727,300         235,113,987
                Sanofi Aventis - ADR (France)                         1,914,400          85,119,967
                Schering-Plough Corp.                                11,529,200         254,680,028
                Wyeth, Inc.                                           3,332,400         169,419,216
                                                                                     --------------
                                                                                      1,722,007,174
                                                                                     --------------

Property & Casualty Insurance   2.7%
                Chubb Corp.                                           3,312,516         172,118,331
                St. Paul Travelers Cos., Inc.                         4,490,949         210,580,599
                XL Capital, Ltd., Class A (Cayman Islands)            1,389,200          95,438,040
                                                                                     --------------
                                                                                        478,136,970
                                                                                     --------------

Regional Banks   1.2%
                Fifth Third Bancorp                                   2,317,100          88,235,168
                PNC Financial Services Group, Inc.                    1,677,000         121,481,880
                                                                                     --------------
                                                                                        209,717,048
                                                                                     --------------


Restaurants   0.3%
                McDonald's Corp.                                      1,466,890          57,384,737
                                                                                     --------------

Semiconductors   1.5%
                Intel Corp.                                           8,162,400         167,900,568
                Micron Technology, Inc. (a)                           5,786,117         100,678,436
                                                                                     --------------
                                                                                        268,579,004
                                                                                     --------------

Soft Drinks   0.9%
                Coca-Cola Co.                                         3,509,200         156,791,056
                                                                                     --------------

Specialized Consumer Services   0.1%
                H&R Block, Inc.                                         501,900          10,911,306
                                                                                     --------------

Specialty Stores   0.3%
                Office Depot, Inc. (a)                                1,174,000          46,607,800
                                                                                     --------------

Systems Software   1.5%
                Symantec Corp. (a)                                   12,256,900         260,826,832
                                                                                     --------------

Thrifts & Mortgage Finance   1.8%
                Freddie Mac                                           3,977,900         263,854,107
                MGIC Investment Corp.                                   246,910          14,807,193
                PMI Group, Inc.                                         817,050          35,794,960
                                                                                     --------------
                                                                                        314,456,260
                                                                                     --------------

Tobacco   0.8%
                Altria Group, Inc.                                    1,829,700         140,063,535
                                                                                     --------------

TOTAL COMMON STOCKS                                                                  10,409,596,132
                                                                                     --------------

CONVERTIBLE PREFERRED STOCKS   3.8%
ADVERTISING   0.1%
                Interpublic Group Cos., Inc., Ser A                      44,700           1,662,393
                Interpublic Group Cos., Inc., Ser B (b)                  13,700          13,134,875
                                                                                     --------------
                                                                                         14,797,268
                                                                                     --------------

Airlines   0.1%
                Continental Airlines Finance Trust II                   271,000           9,518,875
                                                                                     --------------

Communications Equipment   0.6%
                Lucent Technologies Capital Trust I                     105,100         107,464,750
                                                                                     --------------

Health Care Facilities   0.1%
                Healthsouth Corp., Ser A (b)                             27,000          26,973,000
                                                                                     --------------

Health Care Services   0.1%
                Omnicare Capital Trust II                               399,800          23,338,325
                                                                                     --------------

Housewares & Specialties   0.2%
                Newell Financial Trust I                                925,000          42,550,000
                                                                                     --------------

Integrated Oil & Gas   0.2%
                El Paso Energy Capital Trust I                          820,900          30,562,107
                                                                                     --------------

Investment Banking & Brokerage   0.2%
                Lazard, Ltd. (Bermuda)                                1,014,800          36,076,140
                                                                                     --------------

LIFE & HEALTH INSURANCE     0.1%
                Conseco, Inc.                                           600,000                           15,600,000
                                                                                                     ---------------

OIL & GAS REFINING & MARKETING   0.3%
                El Paso Corp.                                            42,000                           51,387,000
                                                                                                     ---------------

PHARMACEUTICALS    0.4%
                Schering-Plough Corp.                                 1,200,400                           67,072,350
                                                                                                     ---------------

PROPERTY & CASUALTY INSURANCE   0.3%
                Travelers Property Casualty Co.                         975,200                           24,009,424
                XL Capital, Ltd. (Cayman Islands)                       913,900                           23,487,230
                                                                                                     ---------------
                                                                                                          47,496,654
                                                                                                     ---------------

SPECIALTY STORES   0.1%
                United Rentals Trust I                                  339,928                           15,976,616
                                                                                                     ---------------

THRIFTS & MORTGAGE FINANCE   1.0%
                Federal National Mortgage Association                     1,177                          113,606,982
                Sovereign Capital Trust IV                            1,389,900                           64,804,088
                                                                                                     ---------------
                                                                                                         178,411,070
                                                                                                     ---------------


TOTAL CONVERTIBLE PREFERRED STOCKS                                                                       667,224,155
                                                                                                     ---------------

PAR
AMOUNT
(000)      DESCRIPTION                                               COUPON           MATURITY            VALUE

           CORPORATE BONDS    4.1%
           AEROSPACE & DEFENSE    0.0%
 $ 3,579   Raytheon Co.                                               4.500%          11/15/07       $     3,548,006
   1,473   Raytheon Co.                                               6.150           11/01/08             1,499,132
                                                                                                     ---------------
                                                                                                           5,047,138
                                                                                                     ---------------

           AIRLINES    0.0%
   1,928   America West Airlines, Inc.                                7.100           04/02/21             1,992,306
   2,315   Southwest Airlines Co.                                     5.496           11/01/06             2,317,572
                                                                                                     ---------------
                                                                                                           4,309,878
                                                                                                     ---------------

           AUTOMOTIVE    0.0%
   3,730   Daimler Chrysler NA Holding Corp.                          7.750           01/18/11             4,000,018
   1,000   Daimler Chrysler NA Holding Corp.                          8.500           01/18/31             1,191,765
                                                                                                     ---------------
                                                                                                           5,191,783
                                                                                                     ---------------

           BANKING    0.6%
   8,940   Bank of America Corp.                                      3.375           02/17/09             8,606,440
   1,525   Bank of New York Co., Inc.                                 3.800           02/01/08             1,498,157
   1,270   Bank of New York Co., Inc.                                 5.200           07/01/07             1,269,851
     505   Bank One Corp.                                             6.000           02/17/09               513,888
   3,250   Huntington National Bank                                   4.375           01/15/10             3,164,330
     790   JPMorgan Chase & Co.                                       6.000           02/15/09               802,800
   5,480   JPMorgan Chase & Co.                                       6.750           02/01/11             5,800,690
     961   JPMorgan Chase & Co.                                       7.000           11/15/09             1,008,593
  10,385   Marshall & Ilsey Bank                                      3.800           02/08/08            10,187,488

   8,790   MBNA Corp. (Floating Rate Coupon)                          5.910           05/05/08             8,855,178
   4,630   Popular North America, Inc.                                5.650           04/15/09             4,648,464
     675   Sovereign Bank                                             4.000           02/01/08               663,665
  12,530   USB Capital IX (Variable Rate Coupon)                      6.189           03/29/49            12,684,670
  38,200   Wachovia Capital Trust III (Variable Rate Coupon)          5.800           08/29/49            38,340,805
   2,540   Washington Mutual Bank FA                                  5.500           01/15/13             2,541,915
   8,730   Washington Mutual, Inc.                                    8.250           04/01/10             9,484,717
                                                                                                     ---------------
                                                                                                         110,071,651
                                                                                                     ---------------

           BROKERAGE    0.3%
  46,000   Goldman Sachs Group, Inc.                                  0.250           08/30/08            49,115,580
   7,233   World Financial Properties (b)                             6.910           09/01/13             7,597,089
   3,278   World Financial Properties (b)                             6.950           09/01/13             3,446,996
                                                                                                     ---------------
                                                                                                          60,159,665
                                                                                                     ---------------

           CHEMICALS    0.0%
   2,405   ICI Wilmington, Inc.                                       4.375           12/01/08             2,351,715
   4,015   Sealed Air Corp. (b)                                       5.625           07/15/13             3,956,088
                                                                                                     ---------------
                                                                                                           6,307,803
                                                                                                     ---------------

           CONSTRUCTION MACHINERY    0.1%
   8,555   Caterpillar Financial Services Corp.                       3.625           11/15/07             8,399,000
                                                                                                     ---------------

           CONSUMER PRODUCTS    0.1%
   7,220   Clorox Co. (Floating Rate Coupon)                          5.515           12/14/07             7,234,584
                                                                                                     ---------------

           DIVERSIFIED MANUFACTURING    0.2%
   6,050   Brascan Corp. (Canada)                                     7.125           06/15/12             6,488,583
     775   Brascan Corp. (Canada)                                     8.125           12/15/08               816,352
   2,785   Cooper Industries, Inc.                                    5.250           07/01/07             2,773,091
   6,140   Cooper US Industries, Inc.                                 5.250           11/15/12             6,114,630
   3,510   Textron Financial Corp.                                    4.125           03/03/08             3,451,811
   9,030   Textron Financial Corp.                                    5.125           02/03/11             8,995,487
                                                                                                     ---------------
                                                                                                          28,639,954
                                                                                                     ---------------

           ELECTRIC    0.4%
   7,585   Ameren Corp.                                               4.263           05/15/07             7,533,407
   8,235   Arizona Public Service Co.                                 5.800           06/30/14             8,204,761
   1,830   Arizona Public Service Co.                                 6.750           11/15/06             1,832,304
   7,100   Carolina Power & Light Co.                                 5.125           09/15/13             6,992,740
   7,560   CC Funding Trust I                                         6.900           02/16/07             7,596,734
   3,490   Cincinnati Gas & Electric Co.                              5.700           09/15/12             3,520,653
   3,185   Detroit Edison Co.                                         6.125           10/01/10             3,277,945
   4,205   Duquesne Light Co., Ser O                                  6.700           04/15/12             4,448,057
   1,825   Duquesne Light Co., Ser Q                                  5.700           05/15/14             1,829,561
   3,630   Entergy Gulf States, Inc.                                  3.600           06/01/08             3,520,418
   3,340   Entergy Gulf States, Inc. (Floating Rate Coupon)           5.800           12/01/09             3,333,484
   1,330   Indianapolis Power & Light Co. (b)                         6.300           07/01/13             1,374,157
   4,500   Nisource Finance Corp. (Floating Rate Coupon)              5.968           11/23/09             4,502,925
   7,405   Ohio Power Co., Ser K                                      6.000           06/01/16             7,618,545
   1,255   Public Service Electric & Gas                              5.000           01/01/13             1,233,934
   5,045   Wisconsin Electric Power                                   3.500           12/01/07             4,947,107
                                                                                                     ---------------
                                                                                                          71,766,732
                                                                                                     ---------------

           ENVIRONMENTAL & FACILITIES SERVICES    0.0%
   1,855   Waste Management, Inc.                                       7.375         08/01/10             1,989,925
                                                                                                     ---------------

           FOOD/BEVERAGE    0.2%
   2,385   Conagra Foods, Inc.                                          7.000         10/01/28             2,583,737
   4,230   Conagra Foods, Inc.                                          8.250         09/15/30             5,215,188
   7,925   FBG Finance (Australia) (b)                                  5.125         06/15/15             7,522,465
   7,750   Miller Brewing Co. (b)                                       4.250         08/15/08             7,600,967
   3,970   YUM! Brands, Inc.                                            8.875         04/15/11             4,493,143
                                                                                                     ---------------
                                                                                                          27,415,500
                                                                                                     ---------------

           GAMING    0.1%
  12,190   Harrahs Operating Co., Inc.                                  5.625         06/01/15            11,349,695
   3,700   Harrahs Operating Co., Inc.                                  6.500         06/01/16             3,633,478
                                                                                                     ---------------
                                                                                                          14,983,173
                                                                                                     ---------------

           HEALTHCARE    0.0%
   3,260   Wellpoint, Inc.                                              3.750         12/14/07             3,197,737
   2,265   Wellpoint, Inc.                                              4.250         12/15/09             2,199,498
                                                                                                     ---------------
                                                                                                           5,397,235
                                                                                                     ---------------

           INTEGRATED ENERGY    0.1%
     700   Consumers Energy Co., Ser F                                  4.000         05/15/10               668,754
   4,300   Consumers Energy Co., Ser H                                  4.800         02/17/09             4,248,508
   5,000   Niagara Mohawk Power Corp., Ser G                            7.750         10/01/08             5,221,535
                                                                                                     ---------------
                                                                                                          10,138,797
                                                                                                     ---------------

           LIFE INSURANCE    0.2%
   5,000   American General Corp.                                       7.500         08/11/10             5,389,075
   3,335   AXA Financial, Inc.                                          6.500         04/01/08             3,391,021
   1,145   John Hancock Financial Services, Inc.                        5.625         12/01/08             1,156,287
     730   John Hancock Global Funding II (b)                           7.900         07/02/10               800,794
   3,155   Nationwide Financial Services, Inc.                          6.250         11/15/11             3,279,938
   4,865   Platinum Underwriters Finance, Ser B                         7.500         06/01/17             5,050,464
   4,980   Platinum Underwriters Finance, Ser G (Bermuda)               6.371         11/16/07             4,950,917
  10,335   Xlliac Global Funding (b)                                    4.800         08/10/10            10,139,379
                                                                                                     ---------------
                                                                                                          34,157,875
                                                                                                     ---------------

           LODGING    0.0%
   4,080   Hyatt Equities LLC (b)                                       6.875         06/15/07             4,107,687
                                                                                                     ---------------

           MEDIA-CABLE    0.1%
   3,525   Comcast Cable Communications, Inc.                           6.750         01/30/11             3,706,749
   4,000   Comcast Cable Communications, Inc.                           7.125         06/15/13             4,318,272
  10,000   Cox Communications, Inc.                                     7.250         11/15/15            10,754,220
     750   TCI Communications, Inc.                                     7.875         02/15/26               846,926
                                                                                                     ---------------
                                                                                                          19,626,167
                                                                                                     ---------------

           MEDIA-NONCABLE    0.1%
     895   News America, Inc.                                           7.300         04/30/28               957,290
   5,000   News America, Inc.                                           7.625         11/30/28             5,529,740
   7,625   Viacom, Inc. (b)                                             6.875         04/30/36             7,561,583
                                                                                                     ---------------
                                                                                                          14,048,613
                                                                                                     ---------------

           NATURAL GAS DISTRIBUTORS    0.0%
   5,095   Sempra Energy                                                4.621         05/17/07             5,071,064
                                                                                                     ---------------

           NATURAL GAS PIPELINES    0.1%
   4,600   Consolidated Natural Gas Co.                                  5.000        12/01/14               4,375,175
   6,380   Consolidated Natural Gas Co., Ser C                           6.250        11/01/11               6,582,233
   2,410   Kinder Morgan Energy Partners                                 5.125        11/15/14               2,294,506
   3,725   Texas Eastern Transmission Corp.                              7.000        07/15/32               4,186,256
                                                                                                       ---------------
                                                                                                            17,438,170
                                                                                                       ---------------

           NONCAPTIVE-CONSUMER FINANCE    0.3%
   4,950   American General Finance Corp.                                4.625        05/15/09               4,870,681
   6,000   American General Finance Corp.                                4.625        09/01/10               5,860,602
  10,190   Countrywide Home Loans, Inc.                                  3.250        05/21/08               9,877,799
   2,385   Household Finance Corp.                                       4.125        12/15/08               2,334,343
   2,900   Household Finance Corp.                                       4.125        11/16/09               2,814,409
   1,340   Household Finance Corp.                                       5.875        02/01/09               1,362,882
   6,316   Household Finance Corp.                                       6.375        10/15/11               6,608,759
   3,285   Household Finance Corp.                                       6.400        06/17/08               3,348,466
   5,940   Household Finance Corp.                                       6.750        05/15/11               6,301,443
     690   Household Finance Corp.                                       8.000        07/15/10                 754,424
   7,435   Residential Cap Corp.                                         6.375        06/30/10               7,528,763
   8,795   SLM Corp.                                                     4.000        01/15/10               8,480,201
                                                                                                       ---------------
                                                                                                            60,142,772
                                                                                                       ---------------

           NONCAPTIVE-DIVERSIFIED FINANCE    0.2%
   4,015   CIT Group, Inc.                                               4.750        08/15/08               3,983,061
   1,805   CIT Group, Inc.                                               7.375        04/02/07               1,823,247
   2,925   General Electric Capital Corp.                                4.250        12/01/10               2,836,299
   2,420   General Electric Capital Corp.                                4.750        09/15/14               2,343,714
   4,750   General Electric Capital Corp.                                5.875        02/15/12               4,906,983
   1,300   International Lease Finance Corp.                             3.750        08/01/07               1,282,182
  10,165   Nationwide Building Society (United Kingdom) (b)              4.250        02/01/10               9,867,491
                                                                                                       ---------------
                                                                                                            27,042,977
                                                                                                       ---------------

           OIL FIELD SERVICES    0.0%
   1,030   Panhandle Eastern Pipe Line Co., Ser B                        2.750        03/15/07               1,017,538
                                                                                                       ---------------

           OTHER UTILITIES    0.1%
   7,525   Plains All American Pipeline (b)                              6.700        05/15/36               7,879,081
                                                                                                       ---------------
           PAPER    0.0%
   2,910   Sappi Papier Holdings AG (Austria) (b)                        6.750        06/15/12               2,795,849
                                                                                                       ---------------

           PROPERTY & CASUALTY INSURANCE    0.3%
  18,540   AIG Sunamerica Global Financial (b)                           6.300        05/10/11              19,365,512
   8,895   Farmers Exchange Capital (b)                                  7.050        07/15/28               9,142,414
   2,790   Farmers Insurance Exchange Surplus (b)                        8.625        05/01/24               3,313,432
     700   Hartford Financial Services Group, Inc.                       7.900        06/15/10                 758,329
   6,330   Mantis Reef, Ltd. (Australia) (b)                             4.692        11/14/08               6,219,890
   8,435   St. Paul Travelers Cos., Inc.                                 5.010        08/16/07               8,385,453
   5,240   Two Rock Pass Through Trust (Floating Rate Coupon)
           (Bermuda) (b)                                                 6.344        02/11/49               5,161,976
                                                                                                       ---------------
                                                                                                            52,347,006
                                                                                                       ---------------

           RAILROADS    0.1%
   5,760   Burlington North Santa Fe                                     6.125        03/15/09             5,878,103
   5,000   CSX Corp.                                                     6.750        03/15/11             5,280,680
   2,410   Norfolk Southern Corp.                                        7.350        05/15/07             2,436,775
   2,285   Union Pacific Corp.                                           6.625        02/01/08             2,323,219
   5,000   Union Pacific Corp.                                           6.700        12/01/06             5,008,540
                                                                                                     ---------------
                                                                                                          20,927,317
                                                                                                     ---------------

           RETAIL    0.1%
   2,240   CVS Corp.                                                     5.750        08/15/11             2,271,544
   2,890   Federated Department Stores, Inc.                             6.300        04/01/09             2,940,847
   4,000   Federated Department Stores, Inc.                             6.625        09/01/08             4,081,148
   2,020   May Department Stores Co.                                     6.700        07/15/34             2,015,934
                                                                                                     ---------------
                                                                                                          11,309,473
                                                                                                     ---------------

           SUPERMARKETS    0.0%
   3,700   Kroger Co.                                                    7.250        06/01/09             3,867,584
   3,655   Kroger Co.                                                    7.450        03/01/08             3,753,341
                                                                                                     ---------------
                                                                                                           7,620,925
                                                                                                     ---------------

           TECHNOLOGY    0.1%
   7,490   Hewlett Packard Co. (Floating Rate Coupon)                    5.524        05/22/09             7,503,624
   4,720   LG Electronics, Inc. (Republic of Korea) (b)                  5.000        06/17/10             4,592,475
                                                                                                     ---------------
                                                                                                          12,096,099
                                                                                                     ---------------

           TEXTILES    0.0%
   4,320   Mohawk Industries, Inc., Ser D                                7.200        04/15/12             4,520,755
                                                                                                     ---------------

           TRANSPORTATION SERVICES    0.0%
   3,000   FedEx Corp.                                                   2.650        04/01/07             2,959,839
                                                                                                     ---------------

           WIRELINE COMMUNICATIONS    0.3%
     253   AT&T Corp.                                                    7.300        11/15/11               274,516
   8,280   France Telecom SA (France)                                    8.500        03/01/31            10,835,357
   4,700   SBC Communications, Inc.                                      6.150        09/15/34             4,565,007
   2,310   Sprint Capital Corp.                                          8.750        03/15/32             2,825,100
   1,025   Telecom Italia Capital (Luxembourg)                           4.000        11/15/08               994,778
  10,060   Telecom Italia Capital (Luxembourg)                           4.000        01/15/10             9,539,133
   8,545   Telefonica Europe (Netherlands)                               8.250        09/15/30            10,204,986
   3,000   Verizon Communications, Inc.                                  7.510        04/01/09             3,149,847
     365   Verizon New England, Inc.                                     6.500        09/15/11               374,829
   7,125   Vodafone Group PLC (Floating Rate Coupon)
           (United Kingdom)                                              5.457        12/28/07             7,128,933
                                                                                                     ---------------
                                                                                                          49,892,486
                                                                                                     ---------------

TOTAL CORPORATE BONDS                                                                                    722,054,511
                                                                                                     ---------------

           CONVERTIBLE CORPORATE OBLIGATIONS    11.2%
           AIRLINES    0.1%
  20,000   Continental Airlines, Inc. (Convertible into 500,000
           common shares)                                                4.500        02/01/07            19,725,000
                                                                                                     ---------------

           APPLICATION SOFTWARE    0.1%
  11,729   Red Hat, Inc., Ser B (Convertible into 458,314
           common shares)                                                0.500        01/15/24            12,330,111
                                                                                                     ---------------

           BIOTECHNOLOGY    0.9%
  72,500   Amgen, Inc. (Convertible into 912,152 common
           shares) (b)                                                   0.375        02/01/13            73,678,125
  27,304   Charles River Laboratories International (Convertible
           into 557,922 common shares (b)                                2.250        06/15/13            29,590,710
  50,000   Medtronic, Inc., Ser B (Convertible into 808,980
           common shares)                                                1.250        09/15/21            50,187,500
                                                                                                     ---------------
                                                                                                         153,456,335
                                                                                                     ---------------

           BROADCASTING & CABLE TV    0.5%
  62,000   Echostar Communications Corp. (Convertible into
           1,432,200 common shares)                                      5.750        05/15/08            62,465,000
  21,235   Sinclair Broadcast Group, Inc. (Convertible into
           930,849 common shares)                                        6.000        09/15/12            18,978,781
                                                                                                     ---------------
                                                                                                          81,443,781
                                                                                                     ---------------

           BROKERAGE    1.3%
  67,885   Goldman Sachs Group, Inc. (Convertible into 554,614
           common shares) (b)                                            2.000        06/29/13            69,988,077
  64,200   Goldman Sachs Group, Inc. (Convertible into 565,641
           common shares)                                                2.000        02/02/12            65,625,882
  92,200   Lehman Brothers Holdings, Inc. (Convertible into
           797,235 common shares)                                        1.500        03/23/12            85,626,140
                                                                                                     ---------------
                                                                                                         221,240,099
                                                                                                     ---------------

           CASINOS & GAMING    0.3%
  49,000   International Game Technology (Convertible into
           1,037,350 common shares)                                         *         01/29/33            43,487,500
                                                                                                     ---------------

           CHEMICALS    0.2%
  35,800   Sealed Air Corp. (Convertible into 511,478
           common shares) (b)                                            3.000        06/30/33            35,084,000
                                                                                                     ---------------

           COMMUNICATIONS EQUIPMENT    0.5%
  56,901   Qwest Communications International, Inc. (Convertible
           into 9,640,970 common shares)                                 3.500        11/15/25            92,890,882
                                                                                                     ---------------

           CONSUMER PRODUCTS    0.3%
  50,000   Eastman Kodak Co. (Convertible into 1,611,865
           common shares)                                                3.375        10/15/33            49,125,000
                                                                                                     ---------------

           DIVERSIFIED MANUFACTURING    0.3%
  64,000   3M Co. (Variable Rate Coupon) (Convertible into
           605,453 common shares) (LYON)                                 2.400        11/21/32            56,800,000
                                                                                                     ---------------

           ELECTRIC    0.2%
  29,774   Reliant Resource, Inc. (Convertible into 3,120,637
           common shares) (b)                                            5.000        08/15/10            42,465,167
                                                                                                     ---------------

           ELECTRIC UTILITIES    0.6%
   2,000   Centerpoint Energy, Inc. (Variable Rate Coupon)
           (Convertible into 48,9272 Time Warner, Inc.
           common shares)                                                2.000        09/15/29            70,480,000
  10,065   PG & E Corp. (Convertible into 667,117 common shares)         9.500        06/30/10            30,522,112
                                                                                                     ---------------
                                                                                                         101,002,112
                                                                                                     ---------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.3%
  53,699   L-3 Communications Holdings, Inc. (Convertible
           into 525,649 common shares)                                  3.000         08/01/35             54,907,227
                                                                                                      ---------------

           ELECTRONIC MANUFACTURING SERVICES    0.3%
  36,600   Best Buy Co., Inc. (Convertible into 795,651
           common shares)                                               2.250         01/15/22             44,469,000
                                                                                                      ---------------

           ENTERTAINMENT    0.2%
  50,400   Carnival Corp. (Convertible into 836,459 common
           shares) (Panama)                                                 *         10/24/21             40,005,000
                                                                                                      ---------------

           FINANCIAL    0.3%
  46,500   American Express (Convertible into 669,939 common
           shares) (b) (c)                                            1.850/*         12/01/33             47,255,625
                                                                                                      ---------------

           FOOD/BEVERAGE    0.4%
  86,000   General Mills, Inc. (Convertible into 303,386
           common shares)                                                   *         10/28/22             63,747,500
                                                                                                      ---------------

           HEALTH CARE EQUIPMENT    0.3%
  55,895   St Jude Medical, Inc. (Convertible into 866,423
           common shares)                                               2.800         12/15/35             55,685,394
                                                                                                      ---------------

           HEALTH CARE SERVICES    0.3%
  66,278   Omnicare, Inc. (Convertible into 831,279 common
           shares)                                                      3.250         12/15/35             59,318,810
                                                                                                      ---------------

           HEALTH CARE   0.1%
  14,000   Edwards Lifesciences Corp. (Convertible into 256,129
           common shares)                                               3.875         05/15/33             14,332,500
                                                                                                      ---------------

           INDUSTRIAL    0.1%
  22,000   Allied Waste Industries, Inc. (Convertible into
           1,076,847 common shares)                                     4.250         04/15/34             20,350,000
                                                                                                      ---------------

           INTEGRATED TELECOMMUNICATION SERVICES    0.4%
   4,486   JDS Uniphase Corp. (Convertible into 113,512
           common shares)                                                   *         11/15/10              4,106,843
   4,473   JDS Uniphase Corp. (Convertible into 147,624
           common shares) (b)                                           1.000         05/15/26              3,973,187
   8,952   Juniper Networks, Inc. (Convertible into 444,478
           common shares)                                                   *         06/15/08              9,346,443
  36,200   Level 3 Communications, Inc. (Convertible into
           5,041,784 common shares)                                     2.875         07/15/10             36,697,750
  13,650   Level 3 Communications, Inc. (Convertible into
           2,500,000 common shares)                                     3.500         06/15/12             16,107,000
                                                                                                      ---------------
                                                                                                           70,231,223
                                                                                                      ---------------

           INTERNET RETAIL    0.5%
  94,814   Amazon.com, Inc. (Convertible into 1,215,136
           common shares)                                               4.750         02/01/09             92,562,168
                                                                                                      ---------------

           LIFE & HEALTH INSURANCE    0.2%
  26,802   Conseco, Inc. (Convertible into 1,005,316
           common shares) (c)                                         3.500/*         09/30/35             27,706,568
                                                                                                      ---------------

           MANAGED HEALTH CARE    0.3%
   1,938   Manor Care, Inc. (Convertible into 43,309
           common shares) (c)                                         2.125/1.875      08/01/35            2,386,163
  40,103   Manor Care, Inc. (Convertible into 896,198
           common shares) (b) (c)                                     2.125/1.875      08/01/35           49,376,819
                                                                                                     ---------------
                                                                                                          51,762,982
                                                                                                     ---------------

           MEDIA-NONCABLE    0.1%
     375   Tribune Co. (Convertible into 4,538 Time Warner, Inc.
           common shares)                                                   2.000      05/15/29           24,462,225
                                                                                                     ---------------

           OIL & GAS EQUIPMENT & SERVICES    0.1%
  15,000   Halliburton Co. (Convertible into 796,749
           common shares)                                                   3.125      07/15/23           23,700,000
                                                                                                     ---------------

           PHARMACEUTICALS    0.9%
  54,800   Imclone Systems, Inc. (Convertible into 578,759
           common shares)                                                   1.375      05/15/24           48,498,000
  68,475   Teva Pharmaceutical Finance Co. (Convertible into
           1,335,769 common share (Israel)                                  1.750      02/01/26           65,393,625
   2,488   Valeant Pharmaceuticals International (Convertible
           into 78,704 common shares (b)                                    4.000      11/15/13            2,348,050
  40,000   Watson Pharmaceuticals, Inc. (Convertible into
           998,752 common shares)                                           1.750      03/15/23           36,800,000
                                                                                                     ---------------
                                                                                                         153,039,675
                                                                                                     ---------------

           SEMICONDUCTOR EQUIPMENT    0.3%
  15,280   Intel Corp. (Convertible into 484,624
           common shares)                                                   2.950      12/15/35           13,732,900
  30,145   Intel Corp. (Convertible into 956,085 common
           shares) (b)                                                      2.950      12/15/35           27,092,819
   9,825   Teradyne, Inc. (Convertible into 377,884
           common shares)                                                   3.750      10/15/06            9,849,563
                                                                                                     ---------------
                                                                                                          50,675,282
                                                                                                     ---------------

           SUPERMARKETS    0.2%
  89,640   Supervalu, Inc. (Convertible into 864,434
           common shares)                                                       *      11/02/31           29,581,200
                                                                                                     ---------------

           SYSTEMS SOFTWARE    0.3%
  45,255   Symantec Corp. (Convertible into 2,366,615
           common shares) (b)                                               0.750      06/15/11           55,267,669
   4,551   Symantec Corp. (Convertible into 237,995
           common shares) (b)                                               1.000      06/15/13            5,597,730
                                                                                                     ---------------

           TECHNOLOGY    0.3%
  57,236   Nortel Networks Corp. (Convertible into 5,723,600
           common shares) (Canada)                                          4.250      09/01/08           54,946,560
                                                                                                     ---------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS                                                                1,948,654,325
                                                                                                     ---------------

           GOVERNMENT OBLIGATIONS    11.0%
  10,000   United States Treasury Bonds                                     5.500      08/15/28           10,900,010
  75,400   United States Treasury Bonds                                     6.125      08/15/29           88,907,231
  15,000   United States Treasury Bonds                                     6.250      05/15/30           18,031,650
  96,750   United States Treasury Bonds                                     6.375      08/15/27          116,175,659
  75,000   United States Treasury Bonds                                     7.625      02/15/25          100,201,200

  64,725   United States Treasury Bonds                                   8.125       08/15/21            87,227,099
  23,665   United States Treasury Bonds                                   8.750       08/15/20            33,033,027
  28,000   United States Treasury Bonds                                   9.000       11/15/18            38,880,632
  75,000   United States Treasury Notes                                   2.750       08/15/07            73,617,225
 125,000   United States Treasury Notes                                   3.000       11/15/07           122,500,125
  25,000   United States Treasury Notes                                   3.375       02/15/08            24,536,150
  55,000   United States Treasury Notes                                   3.625       07/15/09            53,597,115
  25,000   United States Treasury Notes                                   3.750       05/15/08            24,618,175
 119,075   United States Treasury Notes                                   3.875       02/15/13           114,409,761
 102,000   United States Treasury Notes                                   4.000       09/30/07           101,111,580
 175,000   United States Treasury Notes                                   4.000       02/15/14           168,321,300
  15,000   United States Treasury Notes                                   4.250       08/15/14            14,640,825
  19,000   United States Treasury Notes                                   4.375       12/31/07            18,893,885
 256,900   United States Treasury Notes                                   4.500       02/28/11           256,017,035
  55,000   United States Treasury Notes                                   4.625       03/31/08            54,888,295
 184,000   United States Treasury Notes                                   4.750       11/15/08           184,309,120
  72,340   United States Treasury Notes                                   5.750       08/15/10            75,307,097
 133,000   United States Treasury Notes                                   6.500       02/15/10           140,756,693
                                                                                                     ---------------

TOTAL GOVERNMENT OBLIGATIONS                                                                           1,920,880,889
                                                                                                     ---------------

           ASSET BACKED SECURITIES    2.7%
  14,500   Bank of America Securities Auto Trust                          3.990       08/18/09            14,346,487
   2,015   BMW Vehicle Owner Trust                                        2.670       03/25/08             2,008,334
  14,425   Capital Auto Receivables Asset Trust                           4.050       07/15/09            14,298,947
  26,750   Capital Auto Receivables Asset Trust                           5.310       10/20/09            26,822,100
  11,600   Caterpillar Financial Asset Trust                              3.900       02/25/09            11,502,145
  19,250   Caterpillar Financial Asset Trust                              5.570       05/25/10            19,420,455
   8,600   Chase Manhattan Auto Owner Trust                               2.830       09/15/10             8,421,770
   3,353   CIT Equipment                                                  3.500       09/20/08             3,309,806
   8,525   CNH Equipment Trust                                            4.020       04/15/09             8,454,618
  20,075   CNH Equipment Trust                                            4.270       01/15/10            19,829,531
  10,100   CNH Equipment Trust                                            5.200       06/15/10            10,063,703
   7,286   Daimler Chrysler Auto Trust                                    2.860       03/09/09             7,200,435
  11,300   Daimler Chrysler Auto Trust                                    4.040       09/08/09            11,211,688
   8,142   Ford Credit Auto Owner Trust                                   4.170       01/15/09             8,095,727
  11,025   Ford Credit Auto Owner Trust                                   5.050       03/15/10            11,010,728
  24,000   Ford Credit Auto Owner Trust                                   5.260       10/15/10            24,082,483
  15,000   GE Equipment Small Ticket LLC (b)                              4.380       07/22/09            14,879,462
  16,750   GE Equipment Small Ticket LLC (b)                              4.880       10/22/09            16,692,259
  19,900   GS Auto Loan Trust                                             5.370       12/15/10            20,001,094
   8,800   Harley-Davidson Motorcycle Trust                               3.560       02/15/12             8,550,843
  15,800   Harley-Davidson Motorcycle Trust                               3.760       12/17/12            15,475,068
  10,000   Harley-Davidson Motorcycle Trust                               4.070       02/15/12             9,826,309
  10,700   Hertz Vehicle Financing LLC (b)                                4.930       02/25/10            10,651,088
   9,500   Honda Auto Receivables Owner Trust                             3.060       10/21/09             9,335,648
  12,275   Honda Auto Receivables Owner Trust                             3.870       04/20/09            12,142,439
   7,225   Honda Auto Receivables Owner Trust                             3.930       01/15/09             7,170,484
  14,000   Honda Auto Receivables Owner Trust                             4.800       10/19/09            13,956,625
   9,250   Hyundai Auto Receivables Trust                                 3.980       11/16/09             9,133,550
  13,500   MBNA Credit Card Master Note Trust                             7.125       04/16/07            13,327,897
  15,500   Merrill Auto Trust Securitization                              4.100       08/25/09            15,352,336
  17,400   Nissan Auto Receivables Owner Trust                            3.990       07/15/09            17,242,495
   9,900   TXU Electric Delivery Transition Bond Company LLC              4.810       11/15/12             9,745,998
   1,754   USAA Auto Owner Trust                                          3.030       06/16/08             1,746,413

   3,685   USAA Auto Owner Trust                                         3.160        02/17/09             3,654,405
  15,950   USAA Auto Owner Trust                                         3.580        02/15/11            15,715,969
   8,506   USAA Auto Owner Trust                                         3.900        07/15/09             8,437,355
   6,936   Volkswagen Auto Lease Trust                                   3.820        05/20/08             6,902,313
  17,700   Volkswagen Auto Loan Enchanced Trust                          4.800        07/20/09            17,635,098
   7,700   Wachovia Auto Owners Trust                                    4.060        09/21/09             7,633,993
   4,659   World Omni Auto Receivables Trust                             3.290        11/12/08             4,632,678
                                                                                                     ---------------

TOTAL ASSET BACKED SECURITIES                                                                            469,920,776
                                                                                                     ---------------

TOTAL LONG-TERM INVESTMENTS    92.5%
   (Cost $14,068,502,745)                                                                             16,138,330,788
                                                                                                     ---------------

SHORT-TERM INVESTMENTS    7.6%
REPURCHASE AGREEMENT    7.6%


        State Street Bank & Trust Co. ($1,328,083,000 par
        collateralized by U.S. Government obligations in a
        pooled cash account, interest rate of 5.15%, dated
        09/29/06, to be sold on 10/02/06 at $1,328,652,969)                                            1,328,083,000


U.S. GOVERNMENT AGENCY OBLIGATIONS    0.0%
        United States Treasury Bills ($3,500,000 par, yielding
        5.416%, 01/11/07 maturity) (d)                                                                     3,453,457
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS   7.6%
   (Cost $1,331,532,524)                                                                               1,331,536,457
                                                                                                     ---------------

TOTAL INVESTMENTS    100.1%
   (Cost $15,400,035,269)                                                                             17,469,867,245

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                          (23,224,018)
                                                                                                     ---------------

NET ASSETS    100.0%                                                                                 $17,446,643,227
                                                                                                     ===============



        Percentages are calculated as a percentage of net assets.
*       Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR   - American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

                                                                                               UNREALIZED
                                                                                              APPRECIATION/
                                                                                CONTRACTS     DEPRECIATION
Long Contracts:
U.S. Treasury Notes 10-Year Futures December 2006 (Current Notional Value of
$108,063 per contract)                                                             2,778       $3,328,916
U.S. Treasury Bond Futures December 2006 (Current Notional Value of $112,406
per contract)                                                                        289          325,954

SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures December 2006 (Current Notional Value of
$105,516 per contract)                                                             1,390         (967,744)
U.S. Treasury Notes 2-Year Futures December 2006 (Current Notional Value of
$204,500 per contract)                                                             2,798       (1,582,812)
                                                                                   -----       ----------
                                                                                   7,255       $1,104,314
                                                                                   =====       ==========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006